Cash, cash equivalents and restricted cash - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 113,052	$ 100,564	$ 150,081